Trade payables (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables

	2023	2022
Trade payables – Brazil	2,268,420	1,990,089
Trade payables – Colombia	309,828	311,611
Total	2,578,248	2,301,700
Current	2,575,701	2,301,700
Non-current	2,547	—